Commitments and Contingencies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended			3 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014	Nov. 01, 2012
Loss Contingencies [Line Items]
Outstanding balance of collateral for mandatory clean-up call obligation		$ 418,400,000
Rent expense		22,100,000	12,300,000	6,500,000
Lease expiration term		2020
Tax separation agreement date	Apr. 17, 2009	Apr. 17, 2009
Income tax examination, period of letters issued to prior parent for proposed changes in specified tax years	30 days	30 days
Loan Purchase Commitments [Member] | Charged Off Loans [Member]
Loss Contingencies [Line Items]
Commitments to purchase loans	7,000,000				7,000,000
Notification period required for non-renewal					60 days
Obligation to Repurchase Receivables Sold [Member]
Loss Contingencies [Line Items]
Mandatory repurchase obligation delinquency threshold		90 days
Outstanding loans associated with mandatory repurchase obligation		77,000,000
Loss contingency accrual		8,200,000
Additional amount of potential loss exposure from similar claims		10,100,000
Professional Fees Liability [Member]
Loss Contingencies [Line Items]
Loss contingency accrual		6,600,000
Additional amount of potential loss exposure from similar claims		8,500,000
Representations and Warranties [Member]
Loss Contingencies [Line Items]
Loss contingency accrual	10,300,000	9,300,000			10,300,000
Curtailment Obligation Liability [Member]
Loss Contingencies [Line Items]
Loss contingency accrual	60,400,000	53,900,000			60,400,000	46,000,000
Additional amount of potential loss exposure from similar claims	120,700,000	119,100,000			120,700,000
Loss contingency recorded in current period	800,000	6,300,000
Loss contingency associated with prior servicer	5,200,000
Pending Litigation [Member]
Loss Contingencies [Line Items]
Range of reasonably possible losses, minimum	0				0
Range of reasonably possible losses, maximum	6,000,000				6,000,000
Reverse Mortgage [Member] | Additional Borrowing Capacity Floating Rate Reverse Mortgage Loans [Member]
Loss Contingencies [Line Items]
Commitments to sell loans	903,800,000	705,300,000			903,800,000
Reverse Mortgage [Member] | Additional Borrowing Capacity Fixed Rate Reverse Mortgage Loans [Member]
Loss Contingencies [Line Items]
Commitments to sell loans	2,000,000	25,900,000			2,000,000
Reverse Mortgage [Member] | Loan Purchase Commitments [Member]
Loss Contingencies [Line Items]
Commitments to purchase loans	7,000,000	20,600,000			7,000,000
Reverse Mortgage [Member] | Commitment to Lend [Member]
Loss Contingencies [Line Items]
Commitments to sell loans	78,900,000	31,000,000			78,900,000
Reverse Mortgage [Member] | Loan Sale Commitments [Member]
Loss Contingencies [Line Items]
Commitments to sell loans	98,000,000	126,800,000			98,000,000
Originations [Member] | Loan Purchase Commitments [Member]
Loss Contingencies [Line Items]
Commitments to purchase loans	11,600,000	7,900,000			11,600,000
Originations [Member] | Commitment to Lend [Member]
Loss Contingencies [Line Items]
Commitments to sell loans	3,400,000,000	2,200,000,000			3,400,000,000
Originations [Member] | Commitment To Sell Securities [Member]
Loss Contingencies [Line Items]
Commitments to sell loans	3,900,000,000	2,900,000,000			3,900,000,000
Originations [Member] | Commitment to Purchase Mortgage Backed Securities [Member]
Loss Contingencies [Line Items]
Commitments to sell loans	504,700,000	308,700,000			504,700,000
VIE Primary Beneficiary [Member]
Loss Contingencies [Line Items]
Reimbursement obligation of LOC, if drawn	165,000,000	165,000,000			165,000,000
Aggregate number of securitization trusts consolidated and not consolidated with reimbursement obligations	11	11
Amount of LOCs available for eleven securitization trusts	268,600,000	273,600,000	285,400,000		268,600,000
VIE Primary Beneficiary [Member] | Non-Residual Trusts [Member]
Loss Contingencies [Line Items]
Number of Non-Residual Trusts with reimbursement obligations consolidated on balance sheet		7
Outstanding balance of collateral for mandatory clean-up call obligation	$ 417,900,000	$ 418,400,000			$ 417,900,000
Expected period to exercise mandatory clean-up call obligation	2017 and continuing through 2019	2017 and continuing through 2019